Equity-accounted Investments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying amount of long-term debt	$ 0	$ 21,184
Equity income (loss)	3,432	244	$ (14,107)
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Carrying amount of long-term debt	$ 20,600	24,400
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment			11,600
Percentage of Exposure to Loan Guarantee	50.00%
Equity method investment, ownership interest	50.00%
Equity income (loss)	$ 3,400	$ 200	$ (14,100)
Teekay Tankers | High-Q Joint Venture | VLCC
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	1